Bonds, mortgages and other long-term debt - Contractual maturities of debt (Details) - Dec. 31, 2025 € in Thousands, $ in Thousands	EUR (€)	USD ($)
Contractual maturities of debt
2026		$ 689
2027		405
2028		360
2029		204
2030 and thereafter		20
Total debt	€ 1,429	$ 1,678